Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000005563 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000005563 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000005563 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000005563 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000005563 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000005563 | Federal Home Loan Mortgage Multifamily Structured PTC
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005563 | UMBS
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005563 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000005563 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000005563 | Santander Drive Auto Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000005563 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000005563 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000005563 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000005563 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005563 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005563 | Municipal Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005563 | Foreign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005563 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000005563 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000222343 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000222343 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000222343 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000222343 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000222343 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000222343 | Federal Home Loan Mortgage Multifamily Structured PTC
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000222343 | UMBS
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000222343 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000222343 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000222343 | Santander Drive Auto Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000222343 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000222343 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000222343 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000222343 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000222343 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000222343 | Municipal Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000222343 | Foreign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000222343 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000222343 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000222342 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000222342 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000222342 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000222342 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000222342 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000222342 | Federal Home Loan Mortgage Multifamily Structured PTC
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000222342 | UMBS
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000222342 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000222342 | Bank of America
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000222342 | Santander Drive Auto Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000222342 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000222342 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000222342 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000222342 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000222342 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000222342 | Municipal Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000222342 | Foreign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000222342 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000222342 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.50%